Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 123,015	€ 113,766
Financial assets at fair value through other comprehensive income	41,116	31,625
Financial liabilities at fair value through profit or loss	94,638	93,019
Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	8,770	6,619
Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	57,076	50,257
Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,645	2,226
Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	25,148	33,917
Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	67,446	56,644
Financial assets at fair value through other comprehensive income	951	643
Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	15,590	11,941
Financial assets at fair value through other comprehensive income	1,885	1,887
Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	12,270	10,447
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	38,281	29,095
Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	27,708	34,734
Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	20,302	13,441
Financial assets at fair value through other comprehensive income	37,470	27,284
Financial liabilities at fair value through profit or loss	4,733	2,814
Level 1 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1,088	822
Level 1 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,604	1,952
Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	41	40
Level 1 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	15,438	11,783
Financial assets at fair value through other comprehensive income	1,622	1,639
Level 1 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4,825	1,636
Level 1 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	35,848	25,644
Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	39	22
Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	94,533	93,690
Financial assets at fair value through other comprehensive income	2,707	3,451
Financial liabilities at fair value through profit or loss	89,175	89,473
Level 2 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	7,635	5,743
Level 2 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	57,063	50,257
Level 2 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	41	273
Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	24,437	33,200
Level 2 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	63,316	54,097
Financial assets at fair value through other comprehensive income	275	0
Level 2 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3	2
Financial assets at fair value through other comprehensive income	0	0
Level 2 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4,081	5,361
Level 2 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,433	3,451
Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	27,134	34,229
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	8,179	6,635
Financial assets at fair value through other comprehensive income	938	891
Financial liabilities at fair value through profit or loss	729	732
Level 3 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	47	53
Level 3 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	13	0
Level 3 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	1
Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	670	678
Level 3 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4,131	2,547
Financial assets at fair value through other comprehensive income	676	643
Level 3 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	150	156
Financial assets at fair value through other comprehensive income	263	247
Level 3 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,364	3,450
Level 3 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,364	3,447
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	0	1
Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 535	€ 483